NATURE AND CONTINUANCE OF OPERATIONS (Narrative) (Details) - CAD ($)		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Nature And Continuance Of Operations [Abstract]
Net loss	$ (14,964,941)	$ (14,964,941)	$ (8,650,763)	$ (480,377)
Deficit	(9,209,857)	(24,174,798)	(9,209,857)
Working capital	$ 19,399,795	$ 10,475,632	$ 19,399,795